GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net [Abstract]
Schedule of changes in goodwill
Balance as of January 1, 2023	$195,527

Acquisition of Hivestack	$52,448

Balance as of December 31, 2023	$247,975

Measurement period adjustment	$(889)

Balance as of December 31, 2024	$247,086

Schedule of intangible assets
	December 31, 2023	Write-off	Amortization	December 31, 2024

Acquired technology	$124,847	$-	$-	$124,847
Accumulated amortization	(51,106)	-	(11,657)	(62,763)
Impairment	(8,749)	-	-	(8,749)
Write-off due to restructuring	-	(3,384)	-	(3,384)
Acquired technology, net	64,992	(3,384)	(11,657)	49,951

Customer relationships	57,750	-	-	57,750
Accumulated amortization	(27,056)	-	(2,143)	(29,199)
Impairment	(10,426)	-	-	(10,426)
Write-off due to restructuring	-	(1,984)	-	(1,984)
Customer relationships, net	20,268	(1,984)	(2,143)	16,141

Tradename and other	21,661	-	-	21,661
Accumulated amortization	(13,159)	-	(567)	(13,726)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	3,392	-	(567)	2,825

Intangible assets, net	$88,652	$(5,368)	$(14,367)	$68,917
	December 31, 2022	Additions	Amortization	December 31, 2023

Acquired technology	$89,775	$35,072	$-	$124,847
Accumulated amortization	(41,023)	-	(10,083)	(51,106)
Impairment	(8,749)	-	-	(8,749)
Acquired technology, net	40,003	35,072	(10,083)	64,992

Customer relationships	46,544	11,206	-	57,750
Accumulated amortization	(24,976)	-	(2,080)	(27,056)
Impairment	(10,426)	-	-	(10,426)
Customer relationships, net	11,142	11,206	(2,080)	20,268

Tradename and other	18,503	3,158	-	21,661
Accumulated amortization	(12,874)	-	(285)	(13,159)
Impairment	(5,110)	-	-	(5,110)
Tradename and other, net	519	3,158	(285)	3,392

Intangible assets, net	$51,664	$49,436	$(12,448)	$88,652

Schedule of estimated useful life of the intangible assets
Estimated useful life
Acquired technology	7-8 years
Customer relationship	8-15 years
Tradename	10 years

Schedule of estimated future amortization expense
2025	$11,792
2026	11,742
2027	11,707
2028	10,423
2029	6,392
Thereafter	16,861

$68,917